State Street SPDR MSCI USA Gender Diversity ETF Investment Risks - State Street SPDR MSCI USA Gender Diversity ETF	Jun. 30, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Investing Risk: The Index's incorporation of ESG considerations in its methodology may cause the Fund to make different investments than funds that do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund's investment performance to be worse than funds that do not incorporate such considerations. The Index's incorporation of ESG considerations may affect the Fund's exposure to certain sectors and/or types of investments, and may adversely impact the Fund's performance depending on whether such sectors or investments are in or out of favor in the market. The Index methodology incorporates data and scores provided by third parties, which may be unavailable or limited for certain issuers and/or only take into account one or a few of many ESG related components of portfolio companies. In instances where data or scores are unavailable or limited, (i) the Index may include, and the Fund may therefore hold, securities of companies that otherwise would not be included or held if data or scores were available or more complete, or (ii) the Index, and therefore the Fund, may exclude securities of companies that otherwise would have been included or held if data or scores were available or more complete. In addition, ESG information and scores across third party data providers, indexes and other funds may differ and/or be incomparable. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Fund's ESG-related objectives and/or criteria.
Gender Diversity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Gender Diversity Risk: The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities of companies that are gender diverse may affect the Fund's exposure to certain types of investments and may adversely impact the Fund's performance depending on whether such investments are in or out of favor in the market.
Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value (“NAV”) per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
Indexing Strategy Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index's objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and may incur costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Large Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Mid Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Securities Risk: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Unconstrained Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.